TAXATION	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
TAXATION
24.	TAXATION

Enterprise income tax:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, Ascendium, OMS and Proton BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

United States

US Proton is incorporated in the State of Delaware, U.S.A. and does not conduct any substantive operations of its own.

Singapore

China Medstar is incorporated in Singapore and does not conduct any substantive operations of its own. No provision for Singapore profits tax has been made in the consolidated financial statements as the Company has no assessable profits for the year ended December 31, 2012. In addition, upon payments of dividends by China Medstar to its shareholder, no Singapore withholding tax will be imposed.

Hong Kong

CMS Holdings, Cyber and King Cheers are incorporated in Hong Kong and do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Company has no assessable profits for the year ended December 31, 2012. In addition, upon payment of dividends by CMS Holdings and Cyber to their shareholders, no Hong Kong withholding tax will be imposed.

China

In March 2007, a new enterprise income tax law (the "New EIT Law") in the PRC was enacted which was effective on January 1, 2008. The New EIT Law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The new law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the new tax law and which were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. Based on the transitional rule, certain categories of enterprises, including the foreign invested enterprise located in Shenzhen Special Economic Zone and Pudong New District, which previously enjoyed a preferential tax rate of 15% are eligible for a five-year transition period during which the income tax rate will be gradually increased to the unified rate of 25%. Specifically, the applicable rates for AMT and MSC would be 22%, 24% and 25% for 2010, 2011, 2012 and thereafter, respectively.

AMS and MSC have accounted for their current and deferred income tax based on the five-year transitional tax rates, as applicable. On May 29, 2012, AMS was merged by AMT and AMT adopts an EIT rate of 25%.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax would be 10%, unless a foreign investor's tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate.

In general, for circumstances not being tax evasion, the PRC tax authorities will conduct examinations of the PRC entities' tax filings of up to five years. Accordingly, the PRC entities' tax years from 2008 to 2012 remain subject to examination by the tax authorities.

Income before income taxes consists of:

	For the Year Ended December 31, 2012
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Non - PRC	(25,256)	(31,701)	(22,250)	(3,571)
PRC	200,047	(133,331)	218,916	35,139

	174,791	(165,032)	196,666	31,568

The current and deferred components of the income tax expense/(benefit) appearing in the consolidated statements of operations are as follows:

	For the Year Ended December 31, 2012
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Current tax expense	47,507	57,371	60,137	9,682
Deferred tax (benefit) expense	(3,634)	(11,051)	1,869	300

	43,873	46,320	62,186	9,982

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Income before income taxes	174,791	(165,032)	196,666	31,568

Income tax computed at the statutory tax rate of 25%)	43,698	(41,258)	49,167	7,892
Effect of different tax rates in different jurisdictions	6,298	7,809	5,506	884
Goodwill impairment	-	75,041	-	-
Non-deductible expenses	1,483	1,839	4,495	722
Effect of preferential tax rate	(5,695)	(1,699)	-	-
Effect of tax rate changes	141	(168)	-	-
Interests and penalties on unrecognized tax positions	(2,052)	4,756	7,515	1,206
Changes of valuation allowance	-	-	(4,497)	(722)

	43,873	46,320	62,186	9,982

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at beginning of year	14,054	16,576	16,293	2,615
Additions based on tax positions related to the current year	2,613	10,638	8,483	1,362
Additions arising from business acquisitions	-	-	82,780	13,287
Decrease related to prior year tax position	(91)	(10,921)	(3,076)	(494)

Balance at end of year	16,576	16,293	104,480	16,770

At December 31, 2011 and 2012, there are RMB12,235 and RMB28,262 (US$4,536), of unrecognized tax benefits that if recognized would affect the annual effective tax rate. In addition, at December 31, 2011 and 2012, there are approximately RMB4,058 and RMB76,218 (US$12,234) of unrecognized tax benefits for which the ultimate recognition is relatively certain but there is uncertainty about the timing of the recognition. The amounts may affect the effective tax rate if recognized, in view of valuation allowance considerations.

It is possible that the amount of unrecognized tax positions will change in the next twelve months. However, an estimate of the range of the possible change cannot be made at this time.

The bases for interest and penalties are 0.05% per day and 50% respectively of the relevant income tax liabilities. The Company recognized a (decrease) increase amounting to RMB(1,960), RMB4,756, RMB30,922 (US$4,963) in interest and penalties during the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2011 and 2012, the Company recognized RMB12,636 and RMB43,557 (US$6,991), respectively of interest and penalties.

The aggregate amount and per share effect of the tax holidays are as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

The aggregate amount	5,695	1,699	-	-

-Basic	0.04	0.01	-	-

-Diluted	0.04	0.01	-	-

The components of deferred taxes are as follows:

	As at December 31, 2012
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets, current portion
Accrued expenses	669	8,746	1,403
Accounts receivable	648	177	28
Allowance for doubtful accounts	4,064	46,565	7,474
Net of operating loss	-	2,846	457
Deferred revenue, current	1,824	2,673	429
Others	73	433	71

	7,278	61,440	9,862
Valuation allowance	-	(42,363)	(6,800)

Net deferred tax assets, current portion	7,278	19,077	3,062

Deferred tax liabilities, current portion
Deferred cost, current portion	(1,550)	(2,230)	(358)
Revenue generated from financing lease	(139)	(2,502)	(402)

Total deferred tax liabilities, current portion	(1,689)	(4,732)	(760)

Deferred tax assets, current portion, net*	5,589	16,593	2,663

Deferred tax liabilities, current portion, net*	-	(2,248)	(361)

Deferred tax assets, non-current portion
Depreciation and amortization	42,225	47,201	7,576
Deposit for non-current assets	5,548	5,548	891
Property plant and equipment impairment	795	795	128
Intangible assets	308	265	43
Deferred revenue, non-current portion	837	715	115
Long term receivables	432	432	69
Long term investment impairment	-	10,204	1,638
Others	1,658	3,874	621

	51,803	69,034	11,081

Valuation allowance	-	(20,575)	(3,303)
Net deferred tax assets, non-current portion	51,803	48,459	7,778

Deferred tax liabilities, non-current portion
Deferred costs	(4,636)	(3,991)	(641)
Intangible assets	(12,364)	(10,272)	(1,649)
Property, plant and equipment	(32,787)	(51,769)	(8,309)

Total deferred tax liabilities, non-current portion	(49,787)	(66,032)	(10,599)
Deferred tax assets, non-current portion, net **	20,866	18,110	2,907

Deferred tax liabilities, non-current portion, net **	(18,850)	(35,683)	(5,728)

*	As at December 31, 2011 and 2012, deferred tax assets, current portion of approximately RMB1,689 and RMB2,483 (US$399) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.
**	As at December 31, 2011 and 2012, deferred tax assets, non-current portion of approximately RMB30,937 and RMB30,349 (US$4,871) have been offset against deferred tax liabilities, non-current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

The movement of valuation allowance is as follows:

	2012	2012
	RMB	US$

Balance at beginning of year	-	-
Acquisition of CAH	(67,435)	(10,825)
Change of valuation allowance in current year	4,497	722

Balance at end of year	(62,938)	(10,103)

Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution at December 31, 2012 are considered to be indefinitely reinvested under ASC 740, Income Taxes, and accordingly, no provision has been made for taxes that would be payable upon the distribution of those amounts to any entity within the Group outside the PRC. The cumulative amount of such retained earnings are RMB465,450 and RMB617,980 (US$99,193) as at December 31, 2011 and 2012 respectively. The determination of the unrecognized deferred tax liability for temporary differences related to investments in foreign subsidiaries that are essentially permanent in duration is not practicable.

The Group does not have any present plan to pay any cash dividends from the PRC subsidiaries in the foreseeable future. It intends to retain most of its available funds and any future earnings on its PRC subsidiaries for use in the operation and expansion of its business. As of December 31, 2012, the PRC subsidiaries have not declared any dividends to its holding companies. Dividends paid to shareholders in 2012 were from funds held by the Group's offshore holding companies.

Business taxes

Generally revenue earned from the provision of leasing and management services is subject to 5% business tax regulations promulgated by the State Council of the PRC. According to Guoshuihan [1999] No. 3402 issued by State Administration of Tax (the "SAT"), the revenue generated from certain qualified profit sharing cooperation arrangements, which is treated as investment income under existing PRC tax regulation is not subject to business taxes. One of the Group's subsidiaries has not recorded any business taxes on certain of its leasing and management services on the basis that revenue generated from these profit sharing cooperation arrangements with hospitals are not subject to business taxes. Based on the above, management believes that it is not probable the SAT will challenge this subsidiary's position that it's not subject to business tax for those profit sharing cooperation arrangements.